Significant accounting policies - Intangible assets (other than goodwill) (Details)	12 Months Ended
Dec. 31, 2022
Website and mobile apps
Disclosure of detailed information about intangible assets [line items]
Estimated useful lives	2 years
Trademark and technology | Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
Estimated useful lives	10 years
Trademark and technology | Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Estimated useful lives	20 years
Products development cost
Disclosure of detailed information about intangible assets [line items]
Estimated useful lives	3 years
Computer software [member]
Disclosure of detailed information about intangible assets [line items]
Estimated useful lives	3 years
Customer relationship [member]
Disclosure of detailed information about intangible assets [line items]
Estimated useful lives	10 years